Quarterly Holdings Report
for
Fidelity® Ohio Municipal Income Fund
March 31, 2025
OFR-NPRT1-0525
1.814656.120
Municipal Securities - 97.0%
	Principal Amount (a)	Value ($)
Ohio - 95.9%
Education - 17.0%
Allen Cnty Ohio Port Auth Economic Dev Rev (University of Northwestern OH Proj.) Series 2021 A, 4% 12/1/2031	710,000	674,013
Allen Cnty Ohio Port Auth Economic Dev Rev (University of Northwestern OH Proj.) Series 2021 A, 4% 12/1/2035	1,300,000	1,186,192
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2034 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,865,000	1,978,536
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2035 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,910,000	2,017,542
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2036 (Cleveland OH St Univ Gen Rcp Guaranteed)	2,065,000	2,173,158
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2037 (Cleveland OH St Univ Gen Rcp Guaranteed)	2,170,000	2,273,752
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.5% 8/1/2047 (Cleveland OH St Univ Gen Rcp Guaranteed)	3,000,000	3,137,842
Kent St Univ Ohio Unv Revs 5% 5/1/2030	1,125,000	1,149,296
Kent St Univ Ohio Unv Revs Series 2020 A, 5% 5/1/2045	1,250,000	1,288,762
Miami Univ. OH Series 2022 A, 5% 9/1/2029	545,000	589,700
Miami Univ. OH Series 2022 A, 5% 9/1/2030	500,000	547,525
Miami Univ. OH Series 2022 A, 5% 9/1/2031	700,000	774,328
Miami Univ. OH Series 2022 A, 5% 9/1/2032	735,000	806,011
Miami Univ. OH Series 2022 A, 5% 9/1/2033	780,000	851,472
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	5,000,000	4,825,547
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, OH Proj.) 5% 12/1/2037	835,000	878,478
Ohio St Higher Edl Fac Commn (Denison University, OH Proj.) 5% 11/1/2030	300,000	328,165
Ohio St Higher Edl Fac Commn (Denison University, OH Proj.) 5% 11/1/2033	300,000	324,336
Ohio St Higher Edl Fac Commn (Denison University, OH Proj.) 5% 11/1/2035	300,000	321,886
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2028	400,000	415,233
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2029	735,000	761,578
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2030	300,000	310,269
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2031	400,000	412,676
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2033	650,000	668,627
Ohio St Higher Edl Fac Commn (Kenyon College, OH Proj.) 5% 7/1/2038	2,500,000	2,626,355
Ohio St Higher Edl Fac Commn (Oberlin College, OH Proj.) Series B, 5% 10/1/2037	1,270,000	1,377,966
Ohio St Higher Edl Fac Commn (Oberlin College, OH Proj.) Series B, 5% 10/1/2038	1,330,000	1,436,217
Ohio St Higher Edl Fac Commn (Ohio Wesleyan University Proj.) Series 2019, 4% 10/1/2049	3,270,000	2,910,217
Ohio St Higher Edl Fac Commn (Otterbein College, OH Proj.) 4% 12/1/2046	1,250,000	1,033,622
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 3% 2/1/2037	1,335,000	1,132,857
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 4% 2/1/2036	900,000	902,437
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 12/1/2029	1,310,000	1,378,692
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 12/1/2031	1,130,000	1,181,327
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 12/1/2035	1,000,000	1,035,510
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 2/1/2034	1,000,000	1,062,829
Ohio St Higher Edl Fac Commn (University of Dayton Proj.) 5% 2/1/2035	800,000	845,849
Ohio St Higher Edl Fac Commn (Wooster (College Of) Proj.) Series 2018, 5% 9/1/2033	1,445,000	1,501,842
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) 5.25% 5/1/2054	4,650,000	4,728,247
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2015C, 5% 5/1/2029	855,000	856,408
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2029	250,000	264,729
University Cincinnati OH Gen 5% 6/1/2032	745,000	760,629
University Cincinnati OH Gen 5% 6/1/2034	585,000	597,002
University Cincinnati OH Gen Series 2019 A, 3% 6/1/2039	3,000,000	2,552,402
University Cincinnati OH Gen Series 2024D, 5% 6/1/2028	1,130,000	1,200,996
University Cincinnati OH Gen Series 2024D, 5% 6/1/2030	590,000	643,314
University Cincinnati OH Gen Series 2024D, 5% 6/1/2031	620,000	682,631
University Cincinnati OH Gen Series 2024D, 5% 6/1/2032	500,000	554,891
University Cincinnati OH Gen Series 2024D, 5% 6/1/2033	995,000	1,109,689
University Cincinnati OH Gen Series 2024D, 5% 6/1/2035	760,000	839,193
University Cincinnati OH Gen Series 2024D, 5% 6/1/2038	1,700,000	1,848,545
University Cincinnati OH Gen Series 2024D, 5% 6/1/2039	1,070,000	1,154,586
University Cincinnati OH Gen Series 2024D, 5% 6/1/2040	1,120,000	1,200,764
University Cincinnati OH Gen Series 2024D, 5% 6/1/2041	1,175,000	1,251,173
University Toledo OH Gen Recpt 5% 6/1/2026	600,000	615,083
University Toledo OH Gen Recpt 5% 6/1/2027	350,000	364,571
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2025 (Build America Mutual Assurance Co Insured)	490,000	490,827
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2026 (Build America Mutual Assurance Co Insured)	520,000	532,168
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2027 (Build America Mutual Assurance Co Insured)	545,000	565,535
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2028 (Build America Mutual Assurance Co Insured)	565,000	595,968
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2029 (Build America Mutual Assurance Co Insured)	600,000	640,774
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2030 (Build America Mutual Assurance Co Insured)	235,000	253,808
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2031 (Build America Mutual Assurance Co Insured)	250,000	272,141
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	260,000	284,231
Youngstown St Univ Ohio Gen Rcpts Series 2025, 5% 12/15/2050 (Build America Mutual Assurance Co Insured)	9,040,000	9,313,872
		81,294,821
Electric Utilities - 4.8%
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	10,000,000	10,550,982
American Mun Pwr Rev Series 2023A, 5% 2/15/2039	4,250,000	4,599,677
American Mun Pwr Rev Series 2024 A, 5% 2/15/2048	1,325,000	1,376,883
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2032 (Assured Guaranty Municipal Corp Insured)	365,000	381,429
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2034 (Assured Guaranty Municipal Corp Insured)	785,000	815,385
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2036 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,032,647
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2038 (Assured Guaranty Municipal Corp Insured)	830,000	852,592
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2035 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,006,597
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2036 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,002,189
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2037 (Assured Guaranty Municipal Corp Insured)	1,000,000	992,506
		22,610,887
General Obligations - 13.6%
Bath Local School District 2.125% 12/1/2040 (Build America Mutual Assurance Co Insured)	670,000	457,335
Bowling Green OH City Sch Dist Series 2024 A, 4% 10/1/2044	1,980,000	1,863,834
City of Columbus OH Series 2017A, 3.25% 4/1/2037	265,000	243,009
Cleveland OH Gen. Oblig. Series 2012, 5% 12/1/2025	25,000	25,039
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2031	270,000	259,323
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2035	370,000	338,315
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2036	430,000	388,004
Cleveland-Cuyahoga County Port Authority (Cuyahoga Cnty OH Proj.) Series 2013, 5% 7/1/2037	3,000,000	3,295,314
County of Cuyahoga OH (Cuyahoga Cnty OH Proj.) 4% 12/1/2041	1,050,000	963,406
Dublin OH City Sch Dist Series 2024, 5% 12/1/2027	625,000	660,459
Dublin OH City Sch Dist Series 2024, 5% 12/1/2028	285,000	306,276
Dublin OH City Sch Dist Series 2024, 5% 12/1/2029	250,000	272,619
Dublin OH City Sch Dist Series 2024, 5% 12/1/2030	300,000	330,866
Dublin OH City Sch Dist Series 2024, 5% 12/1/2031	270,000	301,062
Dublin OH City Sch Dist Series 2024, 5% 12/1/2032	300,000	337,123
Dublin OH City Sch Dist Series 2024, 5% 12/1/2033	315,000	356,009
Dublin OH City Sch Dist Series 2024, 5% 12/1/2034	250,000	281,622
Dublin OH City Sch Dist Series 2024, 5% 12/1/2035	525,000	586,734
Dublin OH City Sch Dist Series 2024, 5% 12/1/2036	500,000	555,805
Dublin OH City Sch Dist Series 2024, 5% 12/1/2037	500,000	552,578
Dublin OH City Sch Dist Series 2024, 5% 12/1/2038	300,000	330,125
Dublin OH City Sch Dist Series 2024, 5% 12/1/2039	275,000	300,799
Dublin OH City Sch Dist Series 2024, 5% 12/1/2040	400,000	435,703
Dublin OH City Sch Dist Series 2024, 5% 12/1/2041	500,000	540,764
Dublin OH City Sch Dist Series 2024, 5% 12/1/2042	600,000	646,500
Dublin OH City Sch Dist Series 2024, 5% 12/1/2044	800,000	852,378
Forest Hills OH Loc Sch Dist Series 2015, 3.5% 12/1/2033	790,000	748,433
Grandview Heights Ohio City Sch Dist 5% 12/1/2054 (c)	4,000,000	4,162,084
Grandview Heights Ohio City Sch Dist 5% 12/1/2058 (c)	3,500,000	3,639,069
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	16,460,000	17,351,676
Milford OH Exmp Vlg Sch Dist 3.5% 12/1/2031	500,000	499,991
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series A, 5% 10/1/2035	1,450,000	1,506,197
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series A, 5% 10/1/2036	1,250,000	1,296,013
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series A, 5% 10/1/2037	1,430,000	1,479,517
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2037	1,680,000	1,797,899
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2038	1,000,000	1,065,592
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2039	1,000,000	1,059,284
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2040	1,110,000	1,171,555
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2041	750,000	786,370
Ohio St Spl Oblig (State of Ohio Proj.) Series 2020B, 5% 4/1/2039	1,865,000	1,959,725
State of Ohio Gen. Oblig. 5% 3/1/2042	8,000,000	8,681,348
Strongsville Ohio City Sch Dis Series 2020, 3% 12/1/2045	1,500,000	1,162,356
West Carrollton OH City Sch Dist Series 2020 A, 3% 12/1/2044	2,150,000	1,682,539
		65,530,649
Health Care - 28.4%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5% 11/15/2025	1,000,000	1,008,646
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5% 11/15/2026	535,000	548,361
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2032	1,000,000	1,019,871
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2034	1,500,000	1,523,584
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2041	10,545,000	10,632,956
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	2,650,000	2,664,364
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 3% 11/15/2040	5,400,000	4,897,700
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 12/1/2040	11,880,000	11,345,936
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2035	750,000	798,044
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 4% 11/15/2035	2,000,000	1,857,000
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2026	1,750,000	1,769,366
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2027	1,700,000	1,742,420
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2028	2,385,000	2,438,910
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2030	3,000,000	3,046,423
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2031	1,500,000	1,519,976
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2032	1,450,000	1,466,303
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	5,000,000	4,412,714
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) 3.55% 11/1/2042 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	2,900,000	2,900,000
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) 5.5% 8/1/2041 (c)	2,625,000	2,794,301
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) 5% 1/1/2031	1,350,000	1,357,670
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2023A, 5.25% 1/1/2038	1,755,000	1,817,399
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2041	905,000	848,728
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2047	3,000,000	2,690,908
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	3,000,000	2,800,311
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2035	555,000	595,292
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2036	515,000	549,820
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2037	510,000	541,565
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2038	500,000	527,952
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2039	525,000	550,572
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2040	500,000	531,450
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2041	500,000	527,956
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2042	400,000	420,398
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2043	450,000	471,443
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2044	500,000	521,466
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2049	1,000,000	1,029,541
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2054	2,500,000	2,530,902
Montgomery Cnty OH Hosp Rev (Dayton Childrens Hospital Proj.) Series 2021, 4% 8/1/2046	1,230,000	1,116,147
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 3% 8/1/2051	5,680,000	3,958,756
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 4% 8/1/2037	1,125,000	1,112,226
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 4% 8/1/2041	850,000	823,859
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2032	750,000	807,283
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2036	1,225,000	1,292,450
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2038	1,000,000	1,045,102
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2039	1,100,000	1,146,539
Ohio St Higher Edl Fac Commn (Cleveland Clinic Foundtn (The) Proj.) 3.55% 1/1/2043 (Liquidity Facility Barclays Bank PLC) VRDN (b)	18,720,000	18,720,000
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	7,185,000	7,038,943
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2037	1,025,000	965,053
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2039	1,115,000	1,025,178
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2040	1,110,000	1,006,923
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2041	1,175,000	1,050,628
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 5% 11/15/2033	1,270,000	1,323,394
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 5% 11/15/2035	1,465,000	1,511,181
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 3% 1/15/2045	2,500,000	1,910,043
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	5,000,000	3,758,509
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2035	230,000	251,627
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2036	540,000	587,130
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2037	250,000	270,623
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2038	855,000	920,110
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2039	925,000	987,386
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2030	3,860,000	3,897,583
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	950,000	827,027
Village of Bluffton OH (Blanchard Valley Reg Hlth Ctr Proj.) Series 2017, 5% 12/1/2029	825,000	853,805
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	200,000	206,854
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	215,000	223,515
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	230,000	240,588
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	245,000	257,309
		135,836,019
Housing - 4.8%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	2,800,000	2,835,294
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	5,900,000	5,825,657
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 2.3% 3/1/2033	1,850,000	1,568,589
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2030	400,000	429,214
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2031	600,000	646,894
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 9/1/2031	640,000	692,537
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 B, 5% 3/1/2052	2,460,000	2,544,811
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 A, 5.5% 3/1/2053	3,635,000	3,836,706
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2017 B, 4.5% 3/1/2047 (d)	200,000	200,832
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2020 A, 2.75% 9/1/2040	2,335,000	1,830,395
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2021 C, 2.7% 9/1/2046	3,900,000	2,789,911
		23,200,840
Other - 1.8%
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev (Cleveland Museum Nat History Proj.) Series 2021, 4% 7/1/2046	850,000	770,719
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev (Cleveland Museum Nat History Proj.) Series 2021, 4% 7/1/2051	1,000,000	869,828
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2029	325,000	343,773
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2030	250,000	266,087
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2031	525,000	557,724
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2032	500,000	529,166
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2033	400,000	421,843
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2034	300,000	315,579
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2035	500,000	524,747
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2036	440,000	460,237
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2037	400,000	417,334
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2039	1,400,000	1,455,039
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2040	1,620,000	1,679,602
		8,611,678
Special Tax - 7.0%
Akron OH Income Tax Rev 4% 12/1/2028	1,380,000	1,420,727
Akron OH Income Tax Rev 4% 12/1/2029	1,500,000	1,544,260
Akron OH Income Tax Rev 4% 12/1/2030	1,210,000	1,246,797
Akron OH Income Tax Rev 4% 12/1/2031	1,105,000	1,132,990
Akron OH Income Tax Rev 4% 12/1/2032	1,285,000	1,313,576
Akron OH Income Tax Rev 4% 12/1/2033	1,300,000	1,324,933
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2033	600,000	625,768
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2036	700,000	726,308
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2039	2,040,000	2,102,776
Cleveland Public Library Series 2019 A, 4% 12/1/2033	425,000	433,518
Cleveland Public Library Series 2019 A, 4% 12/1/2034	370,000	375,039
Cleveland Public Library Series 2019 A, 4% 12/1/2035	620,000	625,843
Cleveland Public Library Series 2019 A, 4% 12/1/2036	1,400,000	1,407,508
Cleveland Public Library Series 2019 A, 4% 12/1/2037	1,115,000	1,114,856
Cleveland Public Library Series 2019 A, 4% 12/1/2038	650,000	643,577
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2036	3,855,000	3,914,438
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2037	3,755,000	3,796,075
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	2,500,000	2,370,605
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2051	6,000,000	5,540,262
Port Gtr Cincinnati Dev Auth Ohio Tax Increment Fing Rev (Greater Cincinnati Redevelopment Authority Proj.) 5% 12/1/2044	1,000,000	986,640
Port Gtr Cincinnati Dev Auth Ohio Tax Increment Fing Rev (Greater Cincinnati Redevelopment Authority Proj.) 5.125% 12/1/2055	1,000,000	962,975
		33,609,471
Synthetics - 2.0%
Franklin Cnty OH Rev Participating VRDN Series 2022 016, 3.63% 12/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(e)	9,370,000	9,370,000
Tobacco Bonds - 4.0%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	1,500,000	1,077,882
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2037	5,975,000	5,778,486
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2038	1,000,000	958,258
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2039	1,000,000	946,873
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	5,750,000	4,980,198
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2027	1,000,000	1,027,827
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2035	2,000,000	2,079,997
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,000,000	2,074,343
		18,923,864
Transportation - 5.0%
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2026 (d)	710,000	720,218
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2027 (d)	700,000	717,353
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2042 (d)	10,000,000	10,577,681
Ohio St Tpk Commn Tpk Rev 5% 2/15/2046	7,500,000	7,808,048
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043 (f)	10,000,000	4,304,296
		24,127,596
Water & Sewer - 7.5%
Cleveland OH Water Pollution Control 5% 11/15/2036	450,000	454,060
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2028	1,750,000	1,880,643
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2029	1,900,000	2,071,905
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2030	1,250,000	1,382,039
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2031	1,250,000	1,392,213
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2032	950,000	1,067,556
Northeast OH Regl Swr Wstwtr Rev Series 2016, 3% 11/15/2036	250,000	220,551
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2034	1,385,000	1,280,079
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2019 B, 3% 12/1/2033	685,000	645,487
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2024 D, 5% 12/1/2041	4,050,000	4,419,226
Ohio Water Development Authority Series 2024 A, 5% 12/1/2045	1,060,000	1,125,346
Ohio Water Development Authority Series 2024 B, 5% 12/1/2035	3,665,000	4,144,487
Ohio Water Development Authority Series 2024 B, 5% 12/1/2036	5,990,000	6,728,805
Ohio Water Development Authority Series 2024 B, 5% 12/1/2037	2,685,000	2,994,695
Ohio Water Development Authority Series 2024 B, 5% 12/1/2038	1,415,000	1,568,381
Ohio Water Development Authority Series 2025 A, 5% 12/1/2044	4,000,000	4,287,405
		35,662,878
TOTAL OHIO		458,778,703
Puerto Rico - 1.1%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (f)	1,634,241	1,119,737
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	190,000	196,726
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	590,000	632,013
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,395,000	1,532,667
		3,481,143
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (f)	1,515,000	1,185,839
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (g)	705,000	723,634
TOTAL PUERTO RICO		5,390,616
TOTAL MUNICIPAL SECURITIES (Cost $478,775,151)		464,169,319

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $20,257,203)	3.33	20,253,152	20,257,203

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $499,032,354)	484,426,522
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(5,928,731)
NET ASSETS - 100.0%	478,497,791

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $723,634 or 0.2% of net assets.

(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	17,325,224	53,042,444	50,110,465	152,241	-	-	20,257,203	20,253,152	0.6%
Total	17,325,224	53,042,444	50,110,465	152,241	-	-	20,257,203

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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